Summary of Deferred Financing Costs and Other Assets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Deferred Costs, Capitalized and Other Assets Disclosure [Line Items]
Advanced royalty payments	$ 2.4